Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Related Party Transactions

30. RELATED PARTY TRANSACTIONS
The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services. All related party transactions for the year ended December 31, 2018 and 2017 have been disclosed in these consolidated financial statements. Transactions with Maverix, an associate of the Company, have been disclosed in Note 13 of these consolidated financial statements.
These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.
Compensation of key management personnel
The remuneration of directors and other members of key management personnel during the year were as follows:

	2018	2017
Short-term benefits	$13,863	$10,175
Share-based payments	2,446	2,235
	$16,309	$12,410